                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2002
                                               ------------------

-------------------------------------------------------------------------------

Check here if Amendment [ ]; Amendment Number:
                                               ---------------

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Institutional Investment Manager Filing this Report:
Name:    Highfields Capital Management LP
Address: 200 Clarendon Street, 51st Floor
         Boston, MA  02116
-------------------------------------------------------------------------------
13F File Number   28-3499
                  -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager

Name:   Kenneth H. Colburn
Title:  Chief Operating Officer
Phone:  617-850-7500

Signature, Place and Date of Signing

   /s/ Kenneth H. Colburn            Boston, Massachusetts    November 14, 2002
--------------------------------

Report Type (Check only one.)

[X]  13F Holdings Report

[ ]  13F Notice

[ ]  13F Combination Report

List of other managers reporting for this manager:  None

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:  2
                                    -

Form 13F Information Table Entry Total:  70
                                         --

Form 13F Information Table Value Total:  $1,991,687 (x 1000)
                                         -------------------

List of Other Included Managers:
         01     File Number 28-7618             Jonathon S. Jacobson
         02     File Number 28-7616             Richard L. Grubman

         Highfields Capital Management LP, Mr. Jacobson and Mr. Grubman share investment discretion with respect to the reported securities.


===============================================================================
FORM 13F

Page 2 of 3        Name of Reporting Manager Highfields Capital Management LP
                                             --------------------------------

===============================================================================



            Item 1:           Item 2:        Item 3:   Item 4:              Item 5:           Item 6:    Item 7:     Item 8:
                                                                 SHARES OR
                                              CUSIP     VALUE    PRINCIPAL  SHARES/ PUT/   INVESTMENT    OTHER    VOTING AUTHORITY
        NAME OF ISSUER    TITLE OF CLASS      NUMBER    x$1000     AMOUNT     PRN   CALL   DISCRETION   MANAGERS  SOLE  SHARED  NONE
Affiliated Computer
     Services Inc              CL A         008190100   27,232     640,000   SHRS   PUT       OTHER      01/02             X
Albertsons Inc                  COM         013104104    4,432     183,431   SHRS             OTHER      01/02             X
Allmerica Finl Corp             COM         019754100    7,559     629,900   SHRS             OTHER      01/02             X
Amazon.Com                4.75% 02/01/09    023135AF3   12,342  18,800,000    PRN             OTHER      01/02             X
American Tower Corp       2.25% 10/15/09    029912AD4   15,998  27,000,000    PRN             OTHER      01/02             X
Anadarko Pete Corp              COM         032511107    9,603     215,600   SHRS             OTHER      01/02             X
AOL Time Warner Inc             COM         00184A105  103,942   8,883,900   SHRS             OTHER      01/02             X
Aramark Corp                   CL B         038521100   53,248   2,535,600   SHRS             OTHER      01/02             X
AT&T Wireless Svcs Inc          COM         00209A106    1,552     376,647   SHRS             OTHER      01/02             X
Atlas Air Worldwide
     Hldgs Inc                  COM         049164106      659     273,371   SHRS             OTHER      01/02             X
Barrick Gold Corp               COM         067901108    8,916     573,400   SHRS             OTHER      01/02             X
BMC Software Inc                COM         055921100   47,959   3,669,400   SHRS             OTHER      01/02             X
Bristol Myers Squibb Co         COM         110122108   25,345   1,064,900   SHRS             OTHER      01/02             X
Cadence Design System
     Inc                        COM         127387108   19,659   1,933,000   SHRS             OTHER      01/02             X
Cemex S A                 SPON ADR 5 ORD    151290889    6,666     319,700   SHRS             OTHER      01/02             X
Citigroup Inc                   COM         172967101   70,632   2,382,200   SHRS             OTHER      01/02             X
City Investing Co
     Liq Tr                UNIT BEN INT     177900107    1,115     586,900   SHRS             OTHER      01/02             X
Comcast Corp                 CL A SPL       200300200   97,384   4,668,480   SHRS             OTHER      01/02             X
Comcast Corp                    COM         200300200   10,430     500,000   SHRS   CALL      OTHER      01/02             X
Comcast Corp                    COM         200300200   10,430     500,000   SHRS   PUT       OTHER      01/02             X
Compuware Corp                  COM         205638109    7,691   2,521,800   SHRS             OTHER      01/02             X
Cree Inc                        COM         225447101   14,268   1,141,440   SHRS             OTHER      01/02             X
Echostar Communications
     New                       CL A         278762109   66,260   3,830,080   SHRS             OTHER      01/02             X
El Paso Elec Co               COM NEW       283677854   55,285   4,653,600   SHRS             OTHER      01/02             X
EOG Res Inc                     COM         26875P101    9,425     262,100   SHRS             OTHER      01/02             X
Fedex Corp                      COM         31428X106   96,293   1,923,175   SHRS             OTHER      01/02             X
Florida East Coast Inds        CL B         340632207    5,976     272,249   SHRS             OTHER      01/02             X
General Mtrs Corp            CL H NEW       370442832   80,131   8,757,500   SHRS             OTHER      01/02             X
GlobalSantaFe Corp              COM         G3930E101      983      43,999   SHRS             OTHER      01/02             X
Golden St Bancorp Inc    *W EXP 99/99/999   381197136    3,121   2,863,100   SHRS             OTHER      01/02             X
Halliburton Co                  COM         406216101   12,910   1,000,000   SHRS   CALL      OTHER      01/02             X
Hilton Hotels Corp              COM         432848109    4,780     420,000   SHRS             OTHER      01/02             X
ICGE                     5.5% Due 12/21/04  46059CAA4   16,322  49,837,000    PRN             OTHER      01/02             X
Insituform Technologies
     Inc                       CL A         457667103    1,650     115,009   SHRS             OTHER      01/02             X
Intergraph Corp                 COM         458683109   10,951     640,800   SHRS             OTHER      01/02             X
Intermune Inc                   COM         45884X103   32,820   1,000,000   SHRS             OTHER      01/02             X
International Game
     Technology                 COM         459902102   31,991     462,700   SHRS             OTHER      01/02             X
Intertrust Technologies
     Corp                       COM         46113Q109    2,288     717,325   SHRS             OTHER      01/02             X
Lakes Entmnt Inc                COM         51206P109    2,927     525,549   SHRS             OTHER      01/02             X
Manugistics Group Inc           COM         565011103      368     132,062   SHRS             OTHER      01/02             X
Masco Corp                      COM         574599106    6,443     329,563   SHRS             OTHER      01/02             X




            Item 1:           Item 2:        Item 3:   Item 4:              Item 5:           Item 6:    Item 7:     Item 8:
                                                                 SHARES OR
                                              CUSIP     VALUE    PRINCIPAL  SHARES/ PUT/   INVESTMENT    OTHER    VOTING AUTHORITY
        NAME OF ISSUER    TITLE OF CLASS      NUMBER    x$1000     AMOUNT     PRN   CALL   DISCRETION   MANAGERS  SOLE  SHARED  NONE
Merrill Lynch & Co Inc          COM         590188108   48,987   1,486,700   SHRS             OTHER      01/02             X
Metlife Inc                     COM         59156R108    3,186     140,000   SHRS             OTHER      01/02             X
Mony Group Inc                  COM         615337102   46,841   1,898,700   SHRS             OTHER      01/02             X
Newhall Land & Farming
     Co Ca                Depositary Rec    651426108   62,339   2,534,100   SHRS             OTHER      01/02             X
P F Changs China Bistro
     Inc                        COM         69333Y108    5,530     190,500   SHRS   PUT       OTHER      01/02             X
Prudential Finl Inc             COM         744320102  123,885   4,337,700   SHRS             OTHER      01/02             X
Readers Digest Assn Inc         CL B        755267200    8,019     433,000   SHRS             OTHER      01/02             X
Readers Digest Assn Inc    CL A Non VTG     755267101  131,378   8,394,762   SHRS             OTHER      01/02             X
Reuters Group PLC          Sponsored ADR    76132M102      429      19,900   SHRS             OTHER      01/02             X
Rite Aid Corp             4.75% 12/01/06    767754AZ7    1,382   2,000,000    PRN             OTHER      01/02             X
Royal Dutch Pete Co       NY REG EUR .56    780257804   23,098     575,000   SHRS             OTHER      01/02             X
Sappi Ltd                  SPON ADR NEW     803069202    8,716     761,200   SHRS             OTHER      01/02             X
Semiconductor HLDRS TR       DEP RCPT       816636203   10,560     550,300   SHRS             OTHER      01/02             X
Sepracor Inc                5% 02/15/07     817315AL8    8,100  16,000,000    PRN             OTHER      01/02             X
Shaw Communications Inc      CL B CONV      82028K200   18,934   2,275,700   SHRS             OTHER      01/02             X
Silicon Graphics Inc            COM         827056102   13,477  16,435,720   SHRS             OTHER      01/02             X
Silicon Graphics Inc      5.25% 09/01/04    827056AC6   36,616  70,308,000    PRN             OTHER      01/02             X
Silicon Laboratories Inc        COM         826919102    2,270     123,815   SHRS             OTHER      01/02             X
Smithfield Foods Inc            COM         832248108   72,330   4,607,000   SHRS             OTHER      01/02             X
Smurfit-Stone Container
     Corp                       COM         832727101   28,437   2,262,253   SHRS             OTHER      01/02             X
Station Casinos Inc             COM         857689103   68,676   4,037,400   SHRS             OTHER      01/02             X
Stilwell Finl Inc               COM         860831106   33,476   2,773,500   SHRS             OTHER      01/02             X
Synopsys Inc                    COM         871607107  104,181   2,730,836   SHRS             OTHER      01/02             X
Trizec Properties Inc           COM         89687P107   14,202   1,251,275   SHRS             OTHER      01/02             X
Veritas Software Co             COM         923436109      739      50,374   SHRS             OTHER      01/02             X
Visteon Corp                    COM         92839U107    6,536     690,200   SHRS             OTHER      01/02             X
Waddell & Reed Finl Inc        CL A         930059100  107,490   6,086,643   SHRS             OTHER      01/02             X
White Mtns Ins Group Ltd        COM         G9618E107      589       2,000   SHRS             OTHER      01/02             X
Winn Dixie Stores Inc           COM         974280109    3,298     251,336   SHRS             OTHER      01/02             X